Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - Accounts receivable - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk management
Financial assets	$ 258,489	$ 357,235
Less than 3 months overdue
Risk management
Financial assets	178,476	119,608
Between 3 and 6 months overdue
Risk management
Financial assets	14,717	56,615
More than 6 months overdue
Risk management
Financial assets	$ 65,296	$ 181,012